Intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Intangible assets are analyzed as follows:

Amount
$ in thousands
Cost at March 31, 2019	5,951
Addition	-
Effect of exchange rate	(385)
Cost at March 31, 2020	5,566
Addition	-
Effect of exchange rate	468
Cost at March 31, 2021	6,034

Accumulated Amortization at March 31, 2019	(3,613)
Addition	-
Amortization	(264)
Effect of exchange rate	241
Accumulated Amortization at March 31, 2020	(3,636)
Addition	-
Amortization	(269)
Effect of exchange rate	(316)
Accumulated Amortization at March 31, 2021	(4,221)

Net book value at March 31, 2019	2,338

Net book value at March 31, 2020	1,930

Net book value at March 31, 2021	1,813

Components of other intangible assets

The components of intangible assets are as follows:

	March 31,
	2020	2021
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	780	663
Land use right of factory land in Xinxing, Guangdong, PRC	1,150	1.150

	1,930	1,813

Schedule of amortization expenses

As of March 31, 2021, future minimum amortization expenses in respect of intangible assets are as follows:

Year ending March 31,	$ in thousands

2022	279
2023	278
2024	278
2025	210
2026	96
Thereafter	672

Total	1,813